Finance expense and income (Tables)	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
Summary of Finance Expense and Income Included in Income Statement

For the six-month period ended 30 June Million US dollar	2025	2024 1

Interest expense	(1 588 )	(1 753 )
Interest income	240	293
Interest income on Brazilian tax credits	63	61
Net interest income/(expense)	(1 284 )	(1 399 )
Accretion expense	(315)	(382)
Interest on pensions	(37)	(45)
Accretion expense and interest on pensions	(351)	(427)
Net foreign exchange gains/(losses)	(161)	(162)
Net gains/(losses) on hedging instruments	(138)	(209)
Bank fees, taxes and other financial expense	(140)	(163)
Other financial income	29	4
Other financial results	(410)	(530)

Net finance income/(expense) excluding exceptional items	(2 046 )	(2 357 )

Exceptional finance income/(expense)	368	(530)

Net finance income/(expense)	(1 678 )	(2 887 )

1
Amended to conform to the 2025 pres
entat
ion.